Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,913,000.00
Previously Paid Amount	0.00
Total Fee Amount	402.29
Total Offset Amount	0.00
Net Fee	402.29
Narrative - Max Aggregate Offering Price	$ 2,913,000.00
Final Prospectus	true